Derivative instruments	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments	Derivative instruments
We use derivatives to manage exposure to market risk, including interest rate risk, equity price risk and foreign currency risk, as well as credit risk. Our trading activities are focused on acting as a market-maker for our customers and facilitating customer trades in compliance with the Volcker Rule.

The notional amounts for derivative financial instruments express the dollar volume of the transactions; however, credit risk is much smaller. We perform credit reviews and enter into netting agreements and collateral arrangements to minimize the credit risk of derivative financial instruments. We enter into offsetting positions to reduce exposure to foreign currency, interest rate and equity price risk.

Use of derivative financial instruments involves reliance on counterparties. Failure of a counterparty to honor its obligation under a derivative contract is a risk we assume whenever we engage in a derivative contract. There were no counterparty default losses recorded in 2024.

Hedging derivatives

We utilize interest rate swap agreements, including forward starting swaps, to manage our exposure to interest rate fluctuations. We enter into fair value hedges as an interest rate risk management strategy to reduce fair value variability by converting certain fixed rate interest payments associated with available-for-sale securities, loans and long-term debt to floating interest rates. We also utilize interest rate swaps and forward exchange contracts as cash flow hedges to manage our exposure to interest rate and foreign exchange rate changes. In designating interest rate swaps as hedges, we utilize both partial-term and full-term hedge strategies.

The available-for-sale securities hedged consist of U.S. Treasury, agency and non-agency commercial MBS, agency and non-agency RMBS, non-U.S. government and foreign covered bonds. At Dec. 31, 2024, $36.9 billion par value of available-for-sale securities were hedged with interest rate swaps designated as fair value hedges that had notional values of $36.9 billion.

At Dec. 31, 2024, $1.4 billion of interest rate swaps was designated as portfolio layer method fair value hedges of loans against a closed portfolio of fixed rate loans of $3.2 billion, essentially converting $1.4 billion of such fixed rate loans to a floating rate.

The fixed rate long-term debt instruments hedged generally have original maturities of five to 30 years. In fair value hedging relationships, fixed rate debt is hedged with “receive fixed rate, pay variable rate” swaps. At Dec. 31, 2024, $28.5 billion par value of debt was hedged with interest rate swaps designated as fair value hedges that had notional values of $28.5 billion.
In addition, we utilize forward foreign exchange contracts as hedges to mitigate foreign exchange exposures. We use forward foreign exchange contracts as cash flow hedges to convert certain forecasted non-U.S. dollar revenue and expenses into U.S. dollars. We use forward foreign exchange contracts with maturities of 15 months or less as cash flow hedges to hedge our foreign exchange exposure to currencies such as the Indian rupee, Polish zloty, Hong Kong dollar, Singapore dollar, British pound and euro used in revenue and expense transactions for entities that have the U.S. dollar as their functional currency. As of Dec. 31, 2024, the hedged forecasted foreign currency transactions and designated forward foreign exchange contract hedges were $765 million (notional), with a pre-tax loss of $4 million recorded in accumulated OCI. Over the next 12 months, a loss of $6 million will be reclassified into earnings.

From time-to-time, we have utilized forward foreign exchange contracts as fair value hedges of the foreign exchange risk associated with available-for-sale securities. Forward points are designated as an excluded component and amortized into earnings over the hedge period. At Dec. 31, 2024, there were no remaining foreign exchange contracts.

Forward foreign exchange contracts are also used to hedge the value of our net investments in foreign subsidiaries. These forward foreign exchange contracts have maturities of less than one year. The derivatives employed are designated as hedges of changes in value of our foreign investments due to exchange rates. The change in fair market value of these forward foreign exchange contracts is reported within foreign currency translation adjustments in shareholders’ equity, net of tax. At Dec. 31, 2024, forward foreign exchange contracts with notional amounts totaling $11.3 billion were designated as net investment hedges.

From time-to-time, we also designate non-derivative financial instruments as hedges of our net investments in foreign subsidiaries. At Dec. 31, 2024, there were no non-derivative financial instruments hedging our net investments in foreign subsidiaries.

The following table presents the pre-tax gains (losses) related to our fair value and cash flow hedging activities recognized in the consolidated income statement.

Income statement impact of fair value and cash flow hedges
(in millions)	Location of gains (losses)	2024	2023	2022
Interest rate fair value hedges of available-for-sale securities
Derivative	Interest income	$311	$(631)	$3,530
Hedged item	Interest income	(311)	629	(3,517)
Interest rate fair value hedges of long-term debt
Derivative	Interest expense	(218)	366	(1,441)
Hedged item	Interest expense	218	(365)	1,438
Foreign exchange fair value hedges of available-for-sale securities
Derivative (a)	Foreign exchange revenue	—	—	(2)
Hedged item	Foreign exchange revenue	—	—	4
Interest rate fair value hedges of loans
Derivative	Interest income	7	—	—
Hedged item	Interest income	(7)	—	—
Cash flow hedges of forecasted FX exposures
Gain (loss) reclassified from OCI into income	Staff expense	5	—	(9)
Gain (loss) reclassified from OCI into income	Investment and other revenue	2	(2)	1
Gain (loss) recognized in the consolidated income statement due to fair value and cash flow hedging relationships		$7	$(3)	$4
(a)    There was no amortization associated with the excluded component in 2024 or 2023. Includes gains of $1 million in 2022 associated with the amortization of the excluded component.
The following table presents the impact of hedging derivatives used in net investment hedging relationships.

Impact of derivative instruments used in net investment hedging relationships
(in millions)
Derivatives in net investment hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income	Gain or (loss) reclassified from accumulated OCI into income Year ended Dec. 31,
	2024	2023	2022		2024	2023	2022
FX contracts	$684	$(285)	$631	Net interest income	$—	$—	$—

The following table presents information on the hedged items in fair value hedging relationships.

Hedged items in fair value hedging relationships	Carrying amount of hedged asset or liability		Hedge accounting basis adjustment increase (decrease) (a)

(in millions)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Available-for-sale securities (b)	$40,751	$29,941	$(1,650)	$(1,767)
Loans (c)	$3,162	$—	$(7)	$—
Long-term debt	$27,458	$21,854	$(1,042)	$(846)
(a)    Includes $474 million and $434 million of basis adjustment decreases on discontinued hedges associated with available-for-sale securities at Dec. 31, 2024 and Dec. 31, 2023, respectively, and $5 million and $26 million of basis adjustment decreases on discontinued hedges associated with long-term debt at Dec. 31, 2024 and Dec. 31, 2023, respectively.
(b)    At Dec. 31, 2024 and Dec. 31, 2023, the amortized cost of the available-for-sale securities included in closed portfolios subject to portfolio layer method hedging was $12.1 billion and $2.0 billion, respectively, of which the notional amount hedged was $6.2 billion and $1.0 billion, respectively. The cumulative basis adjustments for active hedging relationships associated with such hedges as of Dec. 31, 2024 and Dec. 31, 2023 were a decrease of $92 million and an increase of $24 million, respectively.
(c)    At Dec. 31, 2024, loans included in closed portfolios subject to portfolio layer method hedging were $3.2 billion, of which $1.4 billion was designated as hedged. The cumulative basis adjustment for active hedging relationships associated with such hedges as of Dec. 31, 2024 was a decrease of $7 million.

The following table summarizes the notional amount and carrying values of our total derivatives portfolio.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
(in millions)
Derivatives designated as hedging instruments: (a)(b)
Interest rate contracts	$66,805	$52,808	$326	$214	$—	$—
Foreign exchange contracts	12,048	11,099	455	22	12	173
Total derivatives designated as hedging instruments			$781	$236	$12	$173
Derivatives not designated as hedging instruments: (b)(c)
Interest rate contracts	$169,523	$155,535	$835	$1,060	$1,210	$1,347
Foreign exchange contracts	919,690	944,241	10,559	9,227	10,636	9,282
Equity contracts	5,321	3,886	143	8	34	138
Credit contracts	324	220	—	—	17	6
Total derivatives not designated as hedging instruments			$11,537	$10,295	$11,897	$10,773
Total derivatives fair value (d)			$12,318	$10,531	$11,909	$10,946
Effect of master netting agreements (e)			(8,612)	(8,256)	(9,033)	(7,090)
Fair value after effect of master netting agreements			$3,706	$2,275	$2,876	$3,856
(a)    The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the consolidated balance sheet.
(b)    For derivative transactions settled at clearing organizations, cash collateral exchanged is deemed a settlement of the derivative each day. The settlement reduces the gross fair value of derivative assets and liabilities and results in a corresponding decrease in the effect of master netting agreements, with no impact to the consolidated balance sheet.
(c)    The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the consolidated balance sheet.
(d)    Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815, Derivatives and Hedging.
(e)    Effect of master netting agreements includes cash collateral received and paid of $1,953 million and $2,374 million, respectively, at Dec. 31, 2024, and $2,353 million and $1,187 million, respectively, at Dec. 31, 2023.
Trading activities (including trading derivatives)

Our trading activities are focused on acting as a market-maker for our customers, facilitating customer trades and risk-mitigating economic hedging in compliance with the Volcker Rule. The change in the fair value of the derivatives utilized in our trading activities is recorded in foreign exchange revenue and investment and other revenue on the consolidated income statement.

The following table presents our foreign exchange revenue and other trading revenue.

Foreign exchange revenue and other trading revenue	Year ended Dec. 31,
(in millions)	2024	2023	2022
Foreign exchange revenue	$688	$631	$822
Other trading revenue	314	231	149

Foreign exchange revenue includes income from purchasing and selling foreign currencies, currency forwards, futures and options, as well as foreign currency remeasurement. Other trading revenue reflects results from trading in cash instruments, including fixed income and equity securities, and trading and economic hedging activity with non-foreign exchange derivatives.

We also use derivative financial instruments as risk-mitigating economic hedges, which are not formally designated as accounting hedges. This includes hedging the foreign currency, interest rate or market risks inherent in some of our balance sheet exposures, such as seed capital investments and deposits, as well as certain investment management fee revenue streams. We also use total return swaps to economically hedge obligations arising from the Company’s deferred compensation plan whereby the participants defer compensation and earn a return linked to the performance of investments they select. The gains or losses on these total return swaps are recorded in staff expense on the consolidated income statement and were gains of $18 million in 2024 and $22 million in 2023 and a loss of $43 million in 2022.

We manage trading risk through a system of position limits, a value-at-risk (“VaR”) methodology based on historical simulation and other market sensitivity measures. Risk is monitored and reported to senior management by a separate unit, independent from trading, on a daily basis. Based on certain assumptions, the VaR methodology is designed to capture the potential overnight pre-tax dollar loss from adverse changes in fair values of all trading positions. The calculation assumes a one-day holding period, utilizes a 99% confidence level and incorporates non-linear product characteristics. The VaR model is one of several statistical models used to develop economic capital results, which are allocated to lines of business for computing risk-adjusted performance.

VaR methodology does not evaluate risk attributable to extraordinary financial, economic or other occurrences. As a result, the risk assessment process includes a number of stress scenarios based upon the risk factors in the portfolio and management’s assessment of market conditions. Additional stress scenarios based upon historical market events are also performed. Stress tests may incorporate the impact of reduced market liquidity and the breakdown of historically observed correlations and extreme scenarios. VaR and other statistical measures, stress testing and sensitivity analysis are incorporated into other risk management materials.

Counterparty credit risk and collateral

We assess the credit risk of our counterparties through regular examination of their financial statements, confidential communication with the management of those counterparties and regular monitoring of publicly available credit rating information. This and other information is used to develop proprietary credit rating metrics used to assess credit quality.

Collateral requirements are determined after a comprehensive review of the credit quality of each counterparty. Collateral is generally held or pledged in the form of cash and/or highly liquid government securities. Collateral requirements are monitored and adjusted daily.

Additional disclosures concerning derivative financial instruments are provided in Note 20.

Disclosure of contingent features in OTC derivative instruments

Certain OTC derivative contracts and/or collateral agreements contain credit risk-contingent features triggered upon a rating downgrade in which the counterparty has the right to request additional collateral or the right to terminate the contracts in a net liability position.

The following table shows the aggregate fair value of OTC derivative contracts in net liability positions that contained credit risk-contingent features and the value of collateral that has been posted.

	Dec. 31, 2024	Dec. 31, 2023
(in millions)
Aggregate fair value of OTC derivatives in net liability positions (a)	$2,163	$1,003
Collateral posted	$1,940	$1,001
(a)    Before consideration of cash collateral.

The aggregate fair value of OTC derivative contracts containing credit risk-contingent features can fluctuate from quarter to quarter due to changes in market conditions, composition of counterparty trades, new business or changes to the contingent features.

The Bank of New York Mellon, our largest banking subsidiary, enters into the substantial majority of our OTC derivative contracts and/or collateral agreements. As such, the contingent features may be triggered if The Bank of New York Mellon’s long-term issuer rating were downgraded.

The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions for three key ratings triggers.

Potential close-out exposures (fair value) (a)
	Dec. 31, 2024	Dec. 31, 2023
(in millions)
If The Bank of New York Mellon’s rating changed to: (b)
A3/A-	$40	$115
Baa2/BBB	$646	$792
Ba1/BB+	$2,710	$1,920
(a)    The amounts represent potential total close-out values if The Bank of New York Mellon’s long-term issuer rating were to immediately drop to the indicated levels, and do not reflect collateral posted.
(b)    Represents ratings by Moody’s/S&P.

If The Bank of New York Mellon’s debt rating had fallen below investment grade on Dec. 31, 2024 and Dec. 31, 2023, existing collateral arrangements would have required us to post additional collateral of $351 million and $235 million, respectively.
Offsetting assets and liabilities

The following tables present derivative and financial instruments and their related offsets. There were no derivative instruments or financial instruments subject to a legally enforceable netting agreement for which we are not currently netting.

Offsetting of derivative assets and financial assets at Dec. 31, 2024				Net assets recognized in the balance sheet	Gross amounts not offset in the balance sheet
	Gross assets recognized	Gross amounts offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$1,032	$835		$197	$46	$—	$151
Foreign exchange contracts	10,210	7,698		2,512	132	—	2,380
Equity and other contracts	131	79		52	—	—	52
Total derivatives subject to netting arrangements	11,373	8,612		2,761	178	—	2,583
Total derivatives not subject to netting arrangements	945	—		945	—	—	945
Total derivatives	12,318	8,612		3,706	178	—	3,528
Reverse repurchase agreements	252,941	228,386	(b)	24,555	24,523	1	31
Securities borrowing	18,144	1,553		16,591	15,777	—	814
Total	$283,403	$238,551		$44,852	$40,478	$1	$4,373
(a)    Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative assets and financial assets at Dec. 31, 2023				Net assets recognized in the balance sheet	Gross amounts not offset in the balance sheet
	Gross assets recognized	Gross amounts offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$979	$751		$228	$60	$—	$168
Foreign exchange contracts	8,552	7,498		1,054	320	—	734
Equity and other contracts	7	7		—	—	—	—
Total derivatives subject to netting arrangements	9,538	8,256		1,282	380	—	902
Total derivatives not subject to netting arrangements	993	—		993	—	—	993
Total derivatives	10,531	8,256		2,275	380	—	1,895
Reverse repurchase agreements	169,092	150,667	(b)	18,425	18,422	—	3
Securities borrowing	10,475	—		10,475	10,011	—	464
Total	$190,098	$158,923		$31,175	$28,813	$—	$2,362
(a)    Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2024				Net liabilities recognized in the balance sheet	Gross amounts not offset in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$875	$475		$400	$42	$—	$358
Foreign exchange contracts	9,938	8,533		1,405	208	—	1,197
Equity and other contracts	34	25		9	—	—	9
Total derivatives subject to netting arrangements	10,847	9,033		1,814	250	—	1,564
Total derivatives not subject to netting arrangements	1,062	—		1,062	—	—	1,062
Total derivatives	11,909	9,033		2,876	250	—	2,626
Repurchase agreements	239,957	228,386	(b)	11,571	11,556	2	13
Securities lending	4,046	1,553		2,493	2,277	—	216
Total	$255,912	$238,972		$16,940	$14,083	$2	$2,855
(a)    Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2023				Net liabilities recognized in the balance sheet	Gross amounts not offset in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$1,118	$635		$483	$78	$—	$405
Foreign exchange contracts	8,454	6,341		2,113	93	—	2,020
Equity and other contracts	128	114		14	—	—	14
Total derivatives subject to netting arrangements	9,700	7,090		2,610	171	—	2,439
Total derivatives not subject to netting arrangements	1,246	—		1,246	—	—	1,246
Total derivatives	10,946	7,090		3,856	171	—	3,685
Repurchase agreements	162,661	150,667	(b)	11,994	11,966	28	—
Securities lending	2,513	—		2,513	2,404	—	109
Total	$176,120	$157,757		$18,363	$14,541	$28	$3,794
(a)    Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.
Secured borrowings

The following table presents the contract value of repurchase agreements and securities lending transactions accounted for as secured borrowings by the type of collateral provided to counterparties.

Repurchase agreements and securities lending transactions accounted for as secured borrowings
	Dec. 31, 2024					Dec. 31, 2023
	Remaining contractual maturity				Total	Remaining contractual maturity				Total
(in millions)	Overnight and continuous	Up to 30 days	30-90 days	Over 90 days		Overnight and continuous	Up to 30 days	30-90 days	Over 90 days
Repurchase agreements:
U.S. Treasury	$187,227	$196	$739	$742	$188,904	$128,304	$15	$1,409	$510	$130,238
Agency RMBS	44,774	71	288	295	45,428	25,815	—	896	120	26,831
Corporate bonds	84	81	1,341	741	2,247	103	72	1,315	590	2,080
Sovereign debt/sovereign guaranteed	123	655	17	—	795	1,049	—	—	—	1,049
State and political subdivisions	37	14	414	302	767	37	38	449	257	781
Other debt securities	19	278	287	12	596	4	180	73	24	281
U.S. government agencies	131	—	64	115	310	44	—	61	32	137
Equity securities	—	4	592	314	910	—	10	1,172	82	1,264
Total	$232,395	$1,299	$3,742	$2,521	$239,957	$155,356	$315	$5,375	$1,615	$162,661
Securities lending:
Agency RMBS	$98	$—	$—	$—	$98	$111	$—	$—	$—	$111
Other debt securities	253	—	—	—	253	25	—	—	—	25
Equity securities	3,695	—	—	—	3,695	2,377	—	—	—	2,377
Total	$4,046	$—	$—	$—	$4,046	$2,513	$—	$—	$—	$2,513
Total secured borrowings	$236,441	$1,299	$3,742	$2,521	$244,003	$157,869	$315	$5,375	$1,615	$165,174
BNY’s repurchase agreements and securities lending transactions primarily encounter risk associated with liquidity. We are required to pledge collateral based on predetermined terms within the agreements. If we were to experience a decline in the fair value of the collateral pledged for these transactions, we could be required to provide additional collateral to the counterparty, therefore decreasing the amount of assets available for other liquidity needs that may arise. BNY also offers tri-party collateral agency services in the tri-party repo market where we are exposed to credit risk. In order to mitigate this risk, we require dealers to fully secure intraday credit.